Acquisitions - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended							0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended
	May 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 01, 2012 Merchant Services	Oct. 01, 2011 Merchant Services	Dec. 31, 2013 Merchant Services	Dec. 31, 2012 Merchant Services	Dec. 31, 2011 Merchant Services	Jul. 01, 2013 NetSpend Holdings Inc Shareholder	Dec. 31, 2013 NetSpend Holdings Inc	Jul. 01, 2013 NetSpend Holdings Inc Minimum	Jul. 01, 2013 NetSpend Holdings Inc Maximum	Jul. 01, 2013 NetSpend Holdings Inc Prior To Acquisition Date	Jul. 01, 2013 NetSpend Holdings Inc Shareholders	Jul. 01, 2013 NetSpend Holdings Inc Holders of Stock Options and Awards	Jul. 01, 2013 NetSpend Holdings Inc Repayment of Revolving Credit Facility	Jul. 01, 2013 NetSpend Holdings Inc Replacement Stock Options and Awards	Aug. 08, 2012 Central Payment Co., LLC	Dec. 31, 2013 Central Payment Co., LLC	Aug. 08, 2012 Central Payment Co., LLC Intangible Assets	Aug. 08, 2012 Central Payment Co., LLC Trade Names and Technology	Feb. 11, 2014 Central Payment Co., LLC Subsequent Event	Dec. 31, 2012 Central Payment Co., LLC and ProPay	Dec. 31, 2012 Central Payment Co., LLC and ProPay Minimum	Dec. 31, 2012 Central Payment Co., LLC and ProPay Maximum	Dec. 26, 2012 ProPay	Dec. 31, 2012 ProPay	Dec. 26, 2012 ProPay Minimum	Dec. 26, 2012 ProPay Maximum	Dec. 26, 2012 ProPay Intangible Assets	Dec. 26, 2012 ProPay Trade Names and Technology	May 02, 2011 TermNet Merchant Services, Inc. Entity	Dec. 31, 2011 TermNet Merchant Services, Inc.	May 02, 2011 TermNet Merchant Services, Inc. Minimum	May 02, 2011 TermNet Merchant Services, Inc. Maximum
Business Acquisition [Line Items]
Business acquisition percent of acquisition										100.00%									60.00%
Business acquisition, cost of acquired entity, purchase price										$ 1,396,550,000																	$ 123,700,000
Business acquisition, cash paid										1,355,270,000					1,200,000,000	70,700,000	58,300,000		66,000,000														42,000,000
Replacement stock options and awards														11,100,000				15,600,000
Share price per share										$ 16.00
Shares held by dissenting shareholders										1,600
Value of shares held by dissenting shareholders										25,700,000
Number of shareholders										5
Replacement stock options and awards fair value										37,400,000				15,600,000
Goodwill		1,543,179,000	518,344,000	355,498,000			413,748,000	413,604,000	251,514,000	1,024,434,000	1,000,000,000													162,090,000				93,500,000					28,918,000
Intangible assets estimated useful life												5 years	8 years												2 years	10 years									2 years	10 years
Identifiable intangible assets										480,086,000	401,600,000													76,600,000									11,740,000
Assumption used in fair value, measurement, discount rate											11.00%								19.00%		19.50%						14.00%				14.50%		14.00%
Assumption used in fair value measurement, royalty rate low range											2.50%																						3.00%
Assumption used in fair value measurement, royalty rate high range											7.00%																						10.00%
Assumption used in fair value measurement,, attrition rate low range											5.00%
Assumption used in fair value measurement, attrition rate high range											40.00%
Assumption used in fair value, measurement, effective tax rate											40.00%								39.00%								39.00%						36.00%
Assumption used in fair value, measurement, long-term sustainable growth rate											3.00%								3.00%								3.00%						3.00%
Business acquisition, transaction costs											14,200,000
Business acquisition, purchase price allocation, goodwill, expected tax deductible amount																			68,600,000
Business acquisition, fair value of accounts receivable																								4,100,000									10,300,000
Business acquisition, gross amount of accounts receivable																								4,800,000									10,400,000
Business acquisition, expected uncollectible amount of accounts receivable																								688,000									100,000
Business acquisition, funds placed in escrow																			3,300,000								12,500,000						8,400,000
Business acquisition, escrowed consideration period																			21 months								18 months						18 months
Business acquisition, contingent consideration returnable																			9,900,000								12,500,000
Percentage of ownership interests by former owner before acquisition																			100.00%
Assumption used in fair value, measurement, royalty rate																						1.00%										1.00%
Assumption used in fair value, measurement, attrition rate																			25.00%										3.00%	5.00%			20.00%
Business acquisition, transaction costs		14,220,000	1,650,000	1,289,000																				1,300,000										192,000
Business acquisition, acquired intangible assets					1,700,000	2,600,000
Acquired intangible assets, weighted average useful lives					5 years	5 years				7 years 3 months 18 days														7 years 8 months 12 days									7 years 3 months 18 days
Business acquisition, noncontrolling interest, percentage																			40.00%
Business acquisition, noncontrolling interest, redemption period																				1 year
Business acquisition, noncontrolling interest, redemption value																				39,700,000
Percentage of Additional Equity Interest Acquired																							15.00%
Noncontrolling interest																							25.00%
Business acquisitions, number of merchants of business acquired																																	18,000
Payment of contingent merger consideration in connection with the purchase of Infonox	$ 6,000,000